Offerings - Offering: 1	Jan. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share, reserved for issuance pursuant to the 2021 Plan
Amount Registered | shares	16,960,814
Proposed Maximum Offering Price per Unit	0.9350
Maximum Aggregate Offering Price	$ 15,858,361.09
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,190.04
Offering Note	a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional ordinary shares of the Registrant that become issuable under the Innoviz Technologies Ltd. 2021 Share Incentive Plan (the “2021 Plan”) by reason of any share dividend, share split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration that would increase the number of outstanding ordinary shares.

b. Represents the additional 16,960,814 ordinary shares issuable under the 2021 Plan, representing an increase to the number of ordinary shares available for issuance under the 2021 Plan in an amount of 16,960,814.

c. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The offering price per share and the aggregate offering price for shares reserved for future issuance under the 2021 Plan are based on the average of the high ($0.99) and low ($0.88) prices of ordinary shares on The Nasdaq Stock Market LLC on January 2, 2026.